Note 17 - Leases: Schedule of Disclosure in Tabular Form of Finance Lease Costs (Details) - Finance Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortization of leased asset	$ 11,951	$ 0	$ 12,296
Interest on lease liabilities	3,010	0	577
Total income before income taxes	$ 14,961	$ 0	$ 12,873